Short-Term and Long-Term Debt - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	¥ 367	¥ 618	¥ 1,002
Total committed credit lines	475,553	469,747
Available credit lines	419,356	427,225
Long-term committed credit lines	274,980	282,609
Investment in securities pledged for primarily collateral deposits	2,846,257	¥ 1,214,452
Securities Pledged as Collateral
Debt Instrument [Line Items]
Investment in securities pledged for primarily collateral deposits	¥ 24,698